Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE STREET INSTITUTIONAL FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 31, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STATE STREET INSTITUTIONAL FUNDS

(each a “Trust,” and collectively the “Trusts”)

Supplement dated April 3, 2020 to the
Summary Prospectuses and Prospectuses, each dated as set forth on Appendix A as may be supplemented and/or revised from time to time, with respect to the series of the Trusts listed on Appendix A (each a “Fund,” and collectively the “Funds”)

1.	Effective immediately, “Market Risk” included in each “Principal Risks” section of each Prospectus and Summary Prospectus is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

State Street Active Core Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STATE STREET INSTITUTIONAL FUNDS

(each a “Trust,” and collectively the “Trusts”)

Supplement dated April 3, 2020 to the
Summary Prospectuses and Prospectuses, each dated as set forth on Appendix A as may be supplemented and/or revised from time to time, with respect to the series of the Trusts listed on Appendix A (each a “Fund,” and collectively the “Funds”)

1.	Effective immediately, “Market Risk” included in each “Principal Risks” section of each Prospectus and Summary Prospectus is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

State Street Institutional International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STATE STREET INSTITUTIONAL FUNDS

(each a “Trust,” and collectively the “Trusts”)

Supplement dated April 3, 2020 to the
Summary Prospectuses and Prospectuses, each dated as set forth on Appendix A as may be supplemented and/or revised from time to time, with respect to the series of the Trusts listed on Appendix A (each a “Fund,” and collectively the “Funds”)

1.	Effective immediately, “Market Risk” included in each “Principal Risks” section of each Prospectus and Summary Prospectus is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

State Street Institutional Premier Growth Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STATE STREET INSTITUTIONAL FUNDS

(each a “Trust,” and collectively the “Trusts”)

Supplement dated April 3, 2020 to the
Summary Prospectuses and Prospectuses, each dated as set forth on Appendix A as may be supplemented and/or revised from time to time, with respect to the series of the Trusts listed on Appendix A (each a “Fund,” and collectively the “Funds”)

1.	Effective immediately, “Market Risk” included in each “Principal Risks” section of each Prospectus and Summary Prospectus is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

State Street Institutional Small-Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STATE STREET INSTITUTIONAL FUNDS

(each a “Trust,” and collectively the “Trusts”)

Supplement dated April 3, 2020 to the
Summary Prospectuses and Prospectuses, each dated as set forth on Appendix A as may be supplemented and/or revised from time to time, with respect to the series of the Trusts listed on Appendix A (each a “Fund,” and collectively the “Funds”)

1.	Effective immediately, “Market Risk” included in each “Principal Risks” section of each Prospectus and Summary Prospectus is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

State Street Institutional U.S. Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

STATE STREET INSTITUTIONAL FUNDS

(each a “Trust,” and collectively the “Trusts”)

Supplement dated April 3, 2020 to the
Summary Prospectuses and Prospectuses, each dated as set forth on Appendix A as may be supplemented and/or revised from time to time, with respect to the series of the Trusts listed on Appendix A (each a “Fund,” and collectively the “Funds”)

1.	Effective immediately, “Market Risk” included in each “Principal Risks” section of each Prospectus and Summary Prospectus is deleted and replaced with the following:

Market Risk: The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.